Employee Benefit Obligations - Weighted Average Assumptions Used For Actuarial Valuations (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	5.10%	1.80%	1.30%
Rate of increase in pensions in payment	2.50%	4.40%	4.50%	4.40%
Inflation	3.10%	3.00%	3.20%	2.80%
North America
Disclosure of defined benefit plans [line items]
Discount rate	4.90%	5.20%	2.60%	2.00%
Rate of increase in salaries				3.00%
Western Continental Europe
Disclosure of defined benefit plans [line items]
Discount rate	3.40%	4.10%	1.20%	0.90%
Rate of increase in pensions in payment	2.00%	2.00%	1.80%	1.80%
Rate of increase in salaries	2.50%	2.50%	2.30%	2.20%
Inflation	2.00%	2.00%	1.70%	1.70%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Discount rate	6.50%	6.40%	5.30%	4.20%
Rate of increase in salaries	6.20%	5.70%	5.60%	5.20%
Inflation	3.40%	3.40%	3.70%	3.70%